Segments (Details) $ in Thousands		1 Months Ended		3 Months Ended		6 Months Ended
	Jan. 31, 2016 reporting_unit	Feb. 29, 2016 reporting_unit	Feb. 29, 2016 operating_segment	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2016 USD ($) operating_segment	Dec. 31, 2015 USD ($)	Jun. 30, 2016 USD ($)
Segment Reporting Information [Line Items]
Number of operating segments	1	3	3			3
Reportable Segments:
Revenues				$ 1,215	$ 1,782	$ 1,875	$ 3,255
Net loss, net of income taxes						(10,324)	(58,109)
Reconciliation of Net Loss:
Net loss for reportable segments, net of income taxes				(2,771)	(39,570)	(10,288)	(48,336)
Net loss, including other				(163)	(33,744)	(6,006)	(36,262)
Interest expense				(2,471)	(926)	(4,121)	(1,783)
Consolidated net loss from continuing operations, net of income taxes				(2,771)	(39,570)	(10,288)	(48,336)
Assets				31,807		31,807		$ 23,039
DraftDay Gaming Group
Reconciliation of Net Loss:
Cash consideration						500
DraftDay Gaming Group | Subsidiaries | Transfer of Cash
Reconciliation of Net Loss:
Amounts of transaction						1,096
Operating Segments
Reportable Segments:
Revenues				1,090	990	1,625
Net loss, net of income taxes				(2,347)	(33,656)	(5,577)	(35,965)
Reconciliation of Net Loss:
Net loss for reportable segments, net of income taxes				(2,347)	(33,656)	(5,577)	(35,965)
Consolidated net loss from continuing operations, net of income taxes				(2,347)	(33,656)	(5,577)	(35,965)
Assets				30,173		30,173		17,651
Operating Segments | Wetpaint.com Inc.
Reportable Segments:
Net loss, net of income taxes				(1,585)	(28,478)	(3,662)	(30,338)
Reconciliation of Net Loss:
Assets				21,234		21,234		8,495
Operating Segments | Choose Digital Inc.
Reportable Segments:
Net loss, net of income taxes				(47)	(3,645)	(448)	(4,120)
Reconciliation of Net Loss:
Assets				5,226		5,226		5,416
Operating Segments | DraftDay Gaming Group
Reportable Segments:
Net loss, net of income taxes				(715)	(1,533)	(1,467)	(1,507)
Reconciliation of Net Loss:
Assets				3,713		3,713		3,740
Segment Reconciling Items
Reportable Segments:
Licenses Revenue				125	125	250	250
Other Revenue, Net				0	667	0	1,218
Reconciliation of Net Loss:
Other net gain (loss)				2,184	(88)	(429)	(297)
Stock compensation related to corporate financing activities				(137)	(4,250)	(161)	(8,500)
Corporate expenses allocated to discontinued operations				0	(650)	0	(1,791)
Interest expense				(2,471)	(926)	(4,121)	(1,783)
External Customers | Operating Segments
Reportable Segments:
Revenues				1,090	990	1,625	1,787
External Customers | Operating Segments | Wetpaint.com Inc.
Reportable Segments:
Revenues				834	530	1,206	1,046
External Customers | Operating Segments | Choose Digital Inc.
Reportable Segments:
Revenues				0	217	58	415
External Customers | Operating Segments | DraftDay Gaming Group
Reportable Segments:
Revenues				256	243	361	326
Internal Customers | Operating Segments
Reportable Segments:
Revenues				0	668	0	1,219
Internal Customers | Operating Segments | Wetpaint.com Inc.
Reportable Segments:
Revenues				0	0	0	0
Internal Customers | Operating Segments | Choose Digital Inc.
Reportable Segments:
Revenues					668	0	1,219
Internal Customers | Operating Segments | DraftDay Gaming Group
Reportable Segments:
Revenues				0	$ 0	0	$ 0
Continuing Operations
Reconciliation of Net Loss:
Assets				31,787		31,787		23,000
Continuing Operations | Operating Segments
Reconciliation of Net Loss:
Assets				30,173		30,173		17,104
Continuing Operations | Segment Reconciling Items
Reconciliation of Net Loss:
Assets				$ 1,614		$ 1,614		$ 5,896